Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses	$ 40,914	$ 38,671	$ 33,392
Stock-based compensation	2,950	2,724	2,531
Financing lease obligations	0	3,820	4,574
Operating lease ROU liabilities	2,921	0
Tax credit carry forwards	3,685	3,210	2,577
Capitalized R&D	2,183	0
Compensation	14	514	339
Derivative liability	0	0	703
Other	124	143	391
Gross deferred tax assets	52,791	49,082	44,507
Less valuation allowance	(49,843)	(45,369)	(39,898)
Net deferred tax assets	2,948	3,713	4,609
Fixed assets	(89)	(3,667)	(4,609)
Other	0	46	0
Operating lease ROU assets	(2,859)	0
Gross deferred tax liabilities	(2,948)	(3,713)	(4,609)
Net deferred tax asset or liability	$ 0	$ 0	$ 0